Capital and financing transactions (Tables)	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Schedule of Capital and Financing Transactions

	For the three months ended
	April 30, 2023		April 30, 2022
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,191,751,567	$18,732	1,204,394,204	$18,421
Issued in relation to share-based payments, net	21,931	2	286,079	21
Issued in relation to the acquisition of a subsidiary or associated corporation	–	–	7,000,000	569
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	6,401,014	426	–	–
Repurchased for cancellation under the Normal Course Issuer Bid (2)	–	–	(13,882,300)	(212)
Outstanding at end of period	1,198,174,512	$19,160	1,197,797,983	$18,799

	For the six months ended
	April 30, 2023		April 30, 2022
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,191,375,095	$18,707	1,215,337,523	$18,507
Issued in relation to share-based payments, net	398,403	27	1,780,360	125
Issued in relation to the acquisition of a subsidiary or associated corporation	–	–	7,000,000	569
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	6,401,014	426	–	–
Repurchased for cancellation under the Normal Course Issuer Bid (2)	–	–	(26,319,900)	(402)
Outstanding at end of period	1,198,174,512	$19,160	1,197,797,983	$18,799
(1)
Commencing with the dividend declared on February 28, 2023 and paid on April 26, 2023, the Bank issued to participants of the Shareholder Dividend and Share Purchase Plan (the “Plan”), common shares from treasury with a discount of 2% to the average market price (as defined in the Plan). Prior to the dividend paid on April 26, 2023, common shares received by participants under the Plan were shares purchased from the open market at prevailing market prices.

(2)
The Bank currently does not have an active normal course issuer bid and did not repurchase any common shares during the quarter ended April 30, 2023. The Bank’s previous normal course issuer bid terminated on December 1, 2022.

Subordinated debentures
On December 20, 2022, the Bank issued JPY
33
billion
1.800
% Fixed Rate Resetting Subordinated Debentures due
December 20, 2032
(Non-Viability Contingent Capital (NVCC)). The debentures are subject to optional redemption by the Bank on December 20, 2027. Interest is payable semi-annually at a rate of 1.800% per annum from and including the issue date to, but excluding, December 20, 2027, and thereafter to, but excluding, December 20, 2032, at the reference Japanese Government Bond rate plus 1.681%. The debentures contain NVCC provisions necessary to qualify as Tier 2 regulatory capital under Basel III.